Insurance Subsidiaries - Captive Reinsurance Subsidiaries (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Parent Issuer
Statutory Accounting Practices [Line Items]
Increase effect from permitted practices	$ 0
Missouri
Statutory Accounting Practices [Line Items]
Increase effect from prescribed practices	1,612,000,000	1,339,000,000
Aggregate statutory capital and surplus, including prescribed practices	616,600,000	596,600,000
Arizona | Security Life of Denver Insurance Company (SLD)
Statutory Accounting Practices [Line Items]
Increase effect from permitted practices	$ 490,600,000